Income Taxes (Tables) - SoundHound, Inc. [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Tables) [Line Items]
Schedule of provision for income tax consisted
United States	$(73,056)
International	(613)
$(73,669)

2019
United States	$(64,207)
International	(37)
$(64,244)

Schedule of provision for income tax consisted
Current
State	$3
International	594
597
Deferred
International	141
Total provision	$738

2019
Current
State	$4
International	2,673
$2,677

2019
Deferred
International	$(2,424)
Total provision	$253

Schedule of deferred income tax assets and liabilities
Deferred tax assets: Net operating loss carryforwards	$54,527
Research and development credits	9,035
Deferred revenue	2,752
Contract liability	2,282
Stock-based compensation	1,036
Deferred rent	378
Debt discount	121
Accruals and reserves	989
Gross deferred tax assets	71,120

Deferred tax liabilities:
Fixed assets and intangible assets	(78)
Gross deferred tax liabilities	(78)

Valuation allowance	(68,760)
Net deferred tax assets	$2,282

2019
Deferred tax assets:
Net operating loss carryforwards	$42,490
Research and development credits	7,163
Deferred revenue	2,317
Contract liability	2,424
Stock-based compensation	695
Deferred rent	370
Accruals and reserves	560
Gross deferred tax assets	56,019

Deferred tax liabilities:
Fixed assets and intangible assets	(99)
Gross deferred tax liabilities	(99)
Valuation allowance	(53,496)
Net deferred tax assets	$2,424

Schedule of unrecognized tax benefits
Beginning balance	$3,419,797
Change related to prior year positions	—
Change related to current year positions	881,099
Ending 2020 balance	$4,300,896

2019
Beginning balance	$2,492,164
Change related to prior year positions	0
Change related to current year positions	927,633
Ending balance	$3,419,797

Schedule of federal statutory rate
2020
Federal statutory income tax rate	21.00%
State income tax rate, net of federal benefit	1.63%
Foreign withholding and income tax	(0.99)%
Research and development credits	2.51%
Non-deductible expenses	(4.61)%
Change in valuation allowance	(20.44)%
Other	(0.09)%
(0.99)%

2019
Federal statutory income tax rate	21.00%
State income tax rate, net of federal benefit	1.50%
Foreign withholding and income tax	(0.39)%
Research and development credits	3.05%
Non-deductible expenses	(1.13)%
Prior year true-up	2.48%
Change in valuation allowance	(26.94)%
Other	0.18%
(0.25)%